RESTRUCTURING CHARGES (Tables)	12 Months Ended
Dec. 31, 2016
RESTRUCTURING CHARGES [Abstract]
Summary of activities related to restructuring charges
	Employee
In millions of $	Severance	Other	Total

Liability as of January 1, 2015	-	-	-
Restructuring charges	19.0	3.0	22.0
Cash payments	(14.8)	(1.3)	(16.1)
Effect of foreign currency translation	(0.2)	0.0	(0.2)

Liability as of December 31, 2015	4.0	1.7	5.7
Restructuring charges	0.7	0.0	0.7
Cash payments	(3.1)	(1.7)	(4.8)
Effect of foreign currency translation	(0.0)	0.0	(0.0)

Liability as of December 31, 2016	1.6	0.0	1.6